Form N-1A Cover	Jul. 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 27, 2026
Prospectus Date	Dec. 19, 2025
Invesco BulletShares 2035 Municipal Bond ETF [Member]
Prospectus [Line Items]
Prospectus Date	Sep. 10, 2025
Invesco BulletShares 2034 High Yield Corporate Bond ETF [Member]
Prospectus [Line Items]
Prospectus Date	Jun. 03, 2026
Invesco BulletShares 2036 Corporate Bond ETF [Member]
Prospectus [Line Items]
Prospectus Date	Jun. 03, 2026